Income Taxes (Details 2)	Dec. 31, 2024 USD ($)
Income Taxes
2038	$ 5,702,162
2039	10,100,844
2040	20,283,487
2041	18,140,317
2042	19,006,739
2043	6,846,306
2044	10,245,472
Indefinite	6,230,263
Non-capital income tax losses expire	$ 96,555,590